INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Current Assets	$ 3,544,325	$ 3,931,381
Non-current Assets	12,483,994	11,928,649	$ 11,152,588
Total Joint Arrangement Assets	16,028,319	15,860,030	14,593,748
Current Liabilities	1,097,593	1,261,522
Non-current Liabilities	7,515,091	7,229,093
Equity	7,415,635	7,369,415	7,338,971	$ 7,116,893
Total Joint Arrangement Liabilities	16,028,319	15,860,030
Income	4,732,869	5,329,214	5,954,833
Joint Arrangement Net Income (Loss)	25,305	61,970	$ 726,759
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	262,446	346,498
Non-current Assets	2,103,903	2,158,586
Total Joint Arrangement Assets	2,366,349	2,505,084
Investment Assets	938,284	927,110
Current Liabilities	163,887	206,683
Non-current Liabilities	325,894	444,181
Equity	1,876,568	1,854,220
Total Joint Arrangement Liabilities	2,366,349	2,505,084
Income	610,070	859,874
Expenses	(586,345)	(628,553)
Joint Arrangement Net Income (Loss)	23,725	231,321
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Current Assets	44,684	37,625
Non-current Assets	170,028	172,913
Total Joint Arrangement Assets	214,712	210,538
Investment Assets	100,977	99,656
Current Liabilities	2,121	2,180
Non-current Liabilities	10,637	9,046
Equity	201,954	199,312
Total Joint Arrangement Liabilities	214,712	210,538
Income	17,088	14,041
Expenses	(14,447)	(5,074)
Joint Arrangement Net Income (Loss)	2,641	8,967
Eufores S.A. [Member]
Statement [Line Items]
Current Assets	115,971	148,550
Non-current Assets	870,093	808,647
Total Joint Arrangement Assets	986,064	957,197
Investment Assets	330,864	315,045
Current Liabilities	192,443	209,665
Non-current Liabilities	131,893	117,443
Equity	661,728	630,089
Total Joint Arrangement Liabilities	986,064	957,197
Income	227,488	245,209
Expenses	(197,172)	(246,332)
Joint Arrangement Net Income (Loss)	30,316	(1,123)
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	6,233	5,823
Non-current Assets	453,572	464,151
Total Joint Arrangement Assets	459,805	469,974
Investment Assets	166,748	167,304
Current Liabilities	107,131	115,627
Non-current Liabilities	19,179	19,740
Equity	333,495	334,607
Total Joint Arrangement Liabilities	459,805	469,974
Income	18,206	18,206
Expenses	(19,318)	(27,081)
Joint Arrangement Net Income (Loss)	$ (1,112)	$ (8,875)